Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Summary of issued share capital and reserves attributable to shareholders [line items]
Share premium		€ 6,853	€ 6,853				€ 7,033
Share capital - par value		265	319
Other reserves		379	669				258
Group equity		9,554	10,935	[1],[2]	€ 13,577		€ 26,372	€ 24,661
Shareholders of Aegon Ltd. [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value		265	319
Share premium		6,853	6,853
Share capital - par value		7,118	7,172
Retained earnings		5,099	7,770
Treasury shares		(346)	(668)
Total retained earnings		4,753	7,103
Revaluation reserves	[3]	(3,770)	(4,563)
Remeasurement of defined benefit plans	[4]	(1,006)	(1,565)
Other reserves	[5]	379	669
Group equity		€ 7,475	€ 8,815

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Included in the 2022 Revaluation reserves is an amount of EUR (31) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations
[4]	Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (675) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations
[5]	Included in the 2022 Other reserves is an amount of EUR 15 million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations